Reconciliation of the Beginning and Ending Balances for the Company's Level 3 Assets and Liabilities Measured at Fair Value on a Recurring Basis (Parenthetical) (Detail) - Reserve - USD ($)
$ in Thousands
12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Fair Value Assets And Liabilities Measured On Recurring Basis Unobservable Input Reconciliation Calculation [Roll Forward]
Realized gains (losses) included in net Income related to financial instruments	$ (8,708)	$ 15,670	[1],[2]
Restatement Adjustment
Fair Value Assets And Liabilities Measured On Recurring Basis Unobservable Input Reconciliation Calculation [Roll Forward]
Realized gains (losses) included in net Income related to financial instruments		$ 138,736

[1]	The Company classifies realized and unrealized gains (losses) on Reserves at fair value as unrealized gains (losses) for purposes of disclosure in this table because it is impracticable to track the realized gains (losses) on a contract-by-contract basis.
[2]	The previously issued 2015 financial statements improperly disclosed losses included in net income (loss) related to Reserves at fair value still held at December 31, 2015 by including issuances of $138,736. The December 31, 2015 amount has been corrected to conform with current year presentation.